FAIR VALUE MEASUREMENTS (Assumptions used in the valuation of convertible senior notes due 2019) (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2015 ¥ / shares
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of ADS, per share | (per share)	$ 6.9			¥ 40.75
Convertible Senior Notes [Member] | 2019 Notes [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of ADS, per share	27.67	$ 19.71
Strike Price	$ 45.83	$ 45.83
Risk Free Interest Rate	1.47%	1.51%
Dividend Yield
Standard volatility	40.44%	66.31%